Note 14 - Segment Reporting (Tables)	12 Months Ended
Feb. 02, 2013
Note 14 - Segment Reporting (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Direct Marketing Segment	Retail Store Segment	Total
	(in thousands)
Total Assets
February 2, 2013	$34,653	$52,340	$86,993
January 28, 2012	$49,554	$58,159	$107,713
Capital Expenditures (accrual basis)
February 2, 2013	$1,529	$1,773	$3,302
January 28, 2012	$894	$3,647	$4,541
January 29, 2011	$250	$5,065	$5,315
Depreciation and Amortization
February 2, 2013	$779	$8,823	$9,602
January 28, 2012	$827	$10,619	$11,446
January 29, 2011	$948	$9,721	$10,669
Goodwill
February 2, 2013	$-	$-	$-
January 28, 2012	$4,462	$-	$4,462

Net Revenues by Segment [Member]
Note 14 - Segment Reporting (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Fiscal
	2012	2011	2010
	(in thousands)
Net revenues:
Retail store	$125,595	$123,223	$122,444
Direct marketing	55,555	49,084	49,984
Total net revenues	$181,150	$172,307	$172,428

Operating loss:
Retail store	$(16,161)	$(23,670)	$(22,766)
Direct marketing	(6,708)	(3,550)	(11,520)
Loss before interest expense and income taxes	(22,869)	(27,220)	(34,286)
Interest expense, net	726	577	353
Loss before income taxes	$(23,595)	$(27,797)	$(34,639)